NOTE 4 - PREPAID EXPENSES AND OTHER CURRENT ASSETS (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2013
Quarterly Report [Member]
NOTE 4 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following at June 30, 2013 and December 31, 2012:

	2013	2012
Escrow Deposit held for indemnification	$300,000	$300,000
Prepaid insurance - medical professional liability	183,242	121,197
	$483,242	$421,197